Offerings - Offering: 1	Feb. 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value, as represented by American Depositary Shares
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) The common shares will be represented by American Depositary Shares, or ADS, which will be registered under a separate registration statement on Form F-6 and are issuable upon deposit of the common shares registered hereby. Each ADS will represent one common share. (2) Includes aggregate offering price of additional shares represented by ADSs that the underwriters have the option to purchase. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.